2. Summary of Significant Accounting Policies (Tables)	33 Months Ended
Sep. 30, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	September 30, 2012
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $	Balance, September 30, 2012 $
Convertible debenture	–	–	555,637	555,637